Commitments and Contingencies (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2019	¥ 71,812
2020	57,253
2021	34,499
2022	19,048
2023	10,571
Thereafter	7,306
Total	¥ 200,489